Cover Page	May 09, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 09, 2023
Entity Registrant Name	Apollo Asset Management, Inc.
Entity Central Index Key	0001411494
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35107
Entity Tax Identification Number	20-8880053
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
6.375% Series A Preferred shares
Entity Information [Line Items]
Title of 12(b) Security	6.375% Series A Preferred Stock
Trading Symbol	AAM.PR A
Security Exchange Name	NYSE
6.375% Series B Preferred shares
Entity Information [Line Items]
Title of 12(b) Security	6.375% Series B Preferred Stock
Trading Symbol	AAM.PR B
Security Exchange Name	NYSE